Schedule of Allowance in Expected Credit Losses (Details)	12 Months Ended
	Jun. 30, 2024 USD ($)	Jun. 30, 2024 GBP (£)	Jun. 30, 2023 GBP (£)
Retention Receivables Net
Balance, beginning of the year	$ 50,887	£ 40,259
Addition	(20,513)	(16,229)	40,259
Balance, end of year	$ 30,374	£ 24,030	£ 40,259